Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended		8 Months Ended	12 Months Ended
	May 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Jun. 30, 2020
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit		$ (96,357,000)		$ (75,955,000)	$ (75,955,000)	$ (34,296,000)	$ (10,920,390)	$ (4,175,999)
Net Cash Provided by (Used in) Operating Activities		14,700,000	$ (8,718,000)		(36,529,000)	(24,432,000)
Cash, cash equivalents, and marketable securities		$ 824,700,000		215,800,000	$ 215,800,000
Warrants to purchase common stock outstanding		5,787,472
Class of warrant or right, exercise price of warrants or rights		$ 11.50
Business combination total consideration transferred						9,700,000
Payment to acquire business						5,000,000
Business combination equity shares issued or issuable value						$ 4,700,000
Sale of Stock, Description of Transaction		the exercise of the Warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves more than 50% of the outstanding shares of the Company’s common stock.
Transaction costs				179,832
Other Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Transaction costs				179,832
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants to purchase common stock outstanding		4,791,639
Private Placement Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants to purchase common stock outstanding		162,500
Forward Purchase Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants to purchase common stock outstanding		833,333
Computer [Member]
Summary of Significant Accounting Policies [Line Items]
Property and Equipment, Useful Life		5 years			5 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies [Line Items]
Property and Equipment, Useful Life		7 years			7 years
Class A Common Stock
Summary of Significant Accounting Policies [Line Items]
Warrants to purchase common stock outstanding		5,787,472
Panacea Acquisition Corp
Summary of Significant Accounting Policies [Line Items]
Federal depository insurance coverage				250,000
Transaction cost				3,210,231	$ 3,210,231
Accumulated deficit				(18,219,398)	$ (18,219,398)
Net Cash Provided by (Used in) Operating Activities				(880,658)
Sale of Stock, Description of Transaction	the Sponsor transferred 25,000 Founder Shares to each of its directors, or an aggregate of 100,000 Founder Shares, at their original purchase price. Cowen Investments II LLC subsequently transferred all of its Founder Shares to PA Co-Investments LLC. The Founder Shares included an aggregate of up to 468,750 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the number of Founder Shares would equal 20% of the Company’s issued and outstanding shares after the Initial Public Offering (not including the Private Placement Shares). As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.
Transaction costs				$ 179,832
Panacea Acquisition Corp | Class A Common Stock
Summary of Significant Accounting Policies [Line Items]
Purchase of common stock (in Shares)				4,954,167
Class of warrant or right, exercise price of warrants or rights				$ 18.00	$ 18.00